Distribution Date:	03/12/26	DBJPM 2016-C3 Mortgage Trust
Determination Date:	03/06/26
Next Distribution Date:	04/10/26
Record Date:	02/27/26	Commercial Mortgage Pass-Through Certificates
Series 2016-C3

Table of Contents			Contacts
Section	Pages	Role	Party and Contact Information
Certificate Distribution Detail	2	Depositor	Deutsche Mortgage & Asset Receiving Corporation
Certificate Factor Detail	3		Lainie Kaye		cmbs.requests@db.com
Certificate Interest Reconciliation Detail	4		1 Columbus Circle | New York, NY 10019 | United States
		Master Servicer	Midland Loan Services, a Division of PNC Bank, National
Additional Information	5		Association
Bond / Collateral Reconciliation - Cash Flows	6		Executive Vice President - Division Head	(913) 253-9000	askmidlandls.com
Bond / Collateral Reconciliation - Balances	7		10851 Mastin Street, Suite 300 | Overland Park, KS 66210 | United States
Current Mortgage Loan and Property Stratification	8-12	Special Servicer	Midland Loan Services, a Division of PNC Bank, National
			Association
Mortgage Loan Detail (Part 1)	13		Executive Vice President - Division Head	(913) 253-9000	askmidlandls.com
Mortgage Loan Detail (Part 2)	14		10851 Mastin Street, Suite 300 | Overland Park, KS 66210 | United States
Principal Prepayment Detail	15	Operating Advisor & Asset	Park Bridge Lender Services LLC
		Representations Reviewer
Historical Detail	16
			David Rodgers	(212) 230-9025
Delinquency Loan Detail	17		600 Third Avenue, 40th Floor | New York, NY 10016 | United States
Collateral Stratification and Historical Detail	18	Certificate Administrator	Computershare Trust Company, N.A. as agent for Wells Fargo
Specially Serviced Loan Detail - Part 1	19		Bank, N.A.
			Corporate Trust Services (CMBS)		cctcmbsbondadmin@computershare.com;
Specially Serviced Loan Detail - Part 2	20-21				trustadministrationgroup@computershare.com
Modified Loan Detail	22		9062 Old Annapolis Road | Columbia, MD 21045 | United States
Historical Liquidated Loan Detail	23	Controlling Class	Davidson Kempner Capital Management LP
		Representative
Historical Bond / Collateral Loss Reconciliation Detail	24		Structured Products	(212) 446-40000	DBJPM2016-C3_AM@dkpartners.com
Interest Shortfall Detail - Collateral Level	25		520 Madison Avenue, 30th Floor | New York, NY 10022 | United States
Supplemental Notes	26

This report is compiled by Computershare Trust Company, N.A. from information provided by third parties. Computershare Trust Company, N.A. has not independently confirmed the accuracy of the information.

Please visit www.ctslink.com for additional information and if applicable, any special notices and any credit risk retention notices. In addition, certificate holders may register online for email notification when special notices are posted. For information or assistance please call 866-846-4526.

© 2021 Computershare. All rights reserved. Confidential.	Page 1 of 26

				Certificate Distribution Detail

											Current	Original
		Pass-Through			Principal	Interest	Prepayment				Credit	Credit
Class	CUSIP	Rate (2)	Original Balance Beginning Balance		Distribution	Distribution	Penalties	Realized Losses Total Distribution Ending Balance			Support¹ Support¹

A-1	23312VAA4	1.502000%	33,545,000.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00%	30.00%
A-2	23312VAB2	1.886000%	6,084,000.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00%	30.00%
A-3	23312VAC0	2.362000%	11,000,000.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00%	30.00%
A-SB	23312VAD8	2.756000%	45,000,000.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00%	30.00%
A-4	23312VAE6	2.632000%	250,000,000.00	152,292,979.86	13,400,671.43	334,029.27	0.00	0.00	13,734,700.70	138,892,308.43	38.05%	30.00%
A-5	23312VAF3	2.890000%	279,987,000.00	279,987,000.00	0.00	674,302.02	0.00	0.00	674,302.02	279,987,000.00	38.05%	30.00%
A-M	23312VAH9	3.041000%	74,851,000.00	74,851,000.00	0.00	189,684.91	0.00	0.00	189,684.91	74,851,000.00	26.98%	21.63%
B	23312VAJ5	3.264000%	44,687,000.00	44,687,000.00	0.00	121,548.64	0.00	0.00	121,548.64	44,687,000.00	20.38%	16.63%
C	23312VAK2	3.424982%	36,867,000.00	36,867,000.00	0.00	105,224.02	0.00	0.00	105,224.02	36,867,000.00	14.92%	12.50%
D	23312VAS5	3.424982%	45,804,000.00	45,804,000.00	0.00	72,871.69	0.00	0.00	72,871.69	45,804,000.00	8.15%	7.38%
E	23312VAU0	4.174982%	17,874,000.00	17,874,000.00	0.00	0.00	0.00	0.00	0.00	17,874,000.00	5.51%	5.38%
F	23312VAW6	4.174982%	8,938,000.00	8,938,000.00	0.00	0.00	0.00	0.00	0.00	8,938,000.00	4.18%	4.38%
G	23312VAY2	4.174982%	10,054,000.00	10,054,000.00	0.00	0.00	0.00	0.00	0.00	10,054,000.00	2.70%	3.25%
H*	23312VBA3	4.174982%	29,047,404.00	18,238,907.88	0.00	0.00	0.00	0.00	0.00	18,238,907.88	0.00%	0.00%
R	23312VBC9	0.000000%	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00%	0.00%
Regular SubTotal			893,738,404.00	689,593,887.74	13,400,671.43	1,497,660.55	0.00	0.00	14,898,331.98	676,193,216.31

X-A	23312VAG1	1.340173%	700,467,000.00	507,130,979.86	0.00	566,369.54	0.00	0.00	566,369.54	493,730,308.43
X-B	23312VAL0	0.910982%	44,687,000.00	44,687,000.00	0.00	33,924.22	0.00	0.00	33,924.22	44,687,000.00
X-C	23312VAN6	0.750000%	82,671,000.00	82,671,000.00	0.00	51,669.37	0.00	0.00	51,669.37	82,671,000.00
Notional SubTotal			827,825,000.00	634,488,979.86	0.00	651,963.13	0.00	0.00	651,963.13	621,088,308.43

Deal Distribution Total					13,400,671.43	2,149,623.68	0.00	0.00	15,550,295.11

*	Denotes the Controlling Class (if required)
(1)

Calculated by taking (A) the sum of the ending certificate balance of all classes in a series less (B) the sum of (i) the ending certificate balance of the designated class and (ii) the ending certificate balance of all classes which are not subordinate to the designated class and

	dividing the result by (A).
(2)

Pass-Through Rates with respect to any Class of Certificates on next month’s Payment Date is expected to be the same as the current respective Pass-Through Rate, subject to any modifications on the underlying loans, any change in certificate or pool balance, any change in

	the underlying index (if and as applicable), and any other matters provided in the governing documents.

© 2021 Computershare. All rights reserved. Confidential.											Page 2 of 26

				Certificate Factor Detail
						Cumulative
					Interest Shortfalls	Interest
Class	CUSIP	Beginning Balance	Principal Distribution	Interest Distribution	/ (Paybacks)	Shortfalls	Prepayment Penalties	Losses	Total Distribution	Ending Balance
Regular Certificates
A-1	23312VAA4	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000
A-2	23312VAB2	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000
A-3	23312VAC0	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000
A-SB	23312VAD8	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000
A-4	23312VAE6	609.17191944	53.60268572	1.33611708	0.00000000	0.00000000	0.00000000	0.00000000	54.93880280	555.56923372
A-5	23312VAF3	1,000.00000000	0.00000000	2.40833332	0.00000000	0.00000000	0.00000000	0.00000000	2.40833332	1,000.00000000
A-M	23312VAH9	1,000.00000000	0.00000000	2.53416668	0.00000000	0.00000000	0.00000000	0.00000000	2.53416668	1,000.00000000
B	23312VAJ5	1,000.00000000	0.00000000	2.72000000	0.00000000	0.00000000	0.00000000	0.00000000	2.72000000	1,000.00000000
C	23312VAK2	1,000.00000000	0.00000000	2.85415195	0.00000000	0.00000000	0.00000000	0.00000000	2.85415195	1,000.00000000
D	23312VAS5	1,000.00000000	0.00000000	1.59094599	1.26320605	9.41921273	0.00000000	0.00000000	1.59094599	1,000.00000000
E	23312VAU0	1,000.00000000	0.00000000	0.00000000	3.47915184	46.32379378	0.00000000	0.00000000	0.00000000	1,000.00000000
F	23312VAW6	1,000.00000000	0.00000000	0.00000000	3.47915194	46.32379391	0.00000000	0.00000000	0.00000000	1,000.00000000
G	23312VAY2	1,000.00000000	0.00000000	0.00000000	3.47915158	72.25282475	0.00000000	0.00000000	0.00000000	1,000.00000000
H	23312VBA3	627.90147719	0.00000000	0.00000000	2.18456458	99.63665841	0.00000000	0.00000000	0.00000000	627.90147719
R	23312VBC9	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000

Notional Certificates
X-A	23312VAG1	723.98982373	0.00000000	0.80855992	0.00000000	0.00000000	0.00000000	0.00000000	0.80855992	704.85877055
X-B	23312VAL0	1,000.00000000	0.00000000	0.75915188	0.00000000	0.00000000	0.00000000	0.00000000	0.75915188	1,000.00000000
X-C	23312VAN6	1,000.00000000	0.00000000	0.62499994	0.00000000	0.00000000	0.00000000	0.00000000	0.62499994	1,000.00000000

© 2021 Computershare. All rights reserved. Confidential.										Page 3 of 26

				Certificate Interest Reconciliation Detail

									Additional
				Accrued	Net Aggregate	Distributable	Interest		Interest
		Accrual	Prior Interest	Certificate	Prepayment	Certificate	Shortfalls /	Payback of Prior	Distribution	Interest	Cumulative
Class	Accrual Period	Days	Shortfalls	Interest	Interest Shortfall	Interest	(Paybacks)	Realized Losses	Amount	Distribution	Interest Shortfalls
A-1	N/A	N/A	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
A-2	N/A	N/A	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
A-3	N/A	N/A	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
A-SB	N/A	N/A	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
A-4	02/01/26 - 02/28/26	30	0.00	334,029.27	0.00	334,029.27	0.00	0.00	0.00	334,029.27	0.00
A-5	02/01/26 - 02/28/26	30	0.00	674,302.02	0.00	674,302.02	0.00	0.00	0.00	674,302.02	0.00
X-A	02/01/26 - 02/28/26	30	0.00	566,369.54	0.00	566,369.54	0.00	0.00	0.00	566,369.54	0.00
X-B	02/01/26 - 02/28/26	30	0.00	33,924.22	0.00	33,924.22	0.00	0.00	0.00	33,924.22	0.00
X-C	02/01/26 - 02/28/26	30	0.00	51,669.37	0.00	51,669.37	0.00	0.00	0.00	51,669.37	0.00
A-M	02/01/26 - 02/28/26	30	0.00	189,684.91	0.00	189,684.91	0.00	0.00	0.00	189,684.91	0.00
B	02/01/26 - 02/28/26	30	0.00	121,548.64	0.00	121,548.64	0.00	0.00	0.00	121,548.64	0.00
C	02/01/26 - 02/28/26	30	0.00	105,224.02	0.00	105,224.02	0.00	0.00	0.00	105,224.02	0.00
D	02/01/26 - 02/28/26	30	373,577.73	130,731.58	0.00	130,731.58	57,859.89	0.00	0.00	72,871.69	431,437.62
E	02/01/26 - 02/28/26	30	765,805.13	62,186.36	0.00	62,186.36	62,186.36	0.00	0.00	0.00	827,991.49
F	02/01/26 - 02/28/26	30	382,945.41	31,096.66	0.00	31,096.66	31,096.66	0.00	0.00	0.00	414,042.07
G	02/01/26 - 02/28/26	30	691,450.51	34,979.39	0.00	34,979.39	34,979.39	0.00	0.00	0.00	726,429.90
H	02/01/26 - 02/28/26	30	2,830,730.34	63,455.93	0.00	63,455.93	63,455.93	0.00	0.00	0.00	2,894,186.27
Totals			5,044,509.12	2,399,201.91	0.00	2,399,201.91	249,578.23	0.00	0.00	2,149,623.68	5,294,087.35

© 2021 Computershare. All rights reserved. Confidential.												Page 4 of 26

	Additional Information
Total Available Distribution Amount (1)	15,550,295.11
(1) The Available Distribution Amount includes any Prepayment Premiums.

© 2021 Computershare. All rights reserved. Confidential.		Page 5 of 26

Bond / Collateral Reconciliation - Cash Flows

Total Funds Collected		Total Funds Distributed
Interest		Fees
Interest Paid or Advanced	2,253,170.76	Master Servicing Fee	2,355.13
Interest Reductions due to Nonrecoverability Determination	(221,741.33)	Certificate Administration Fee	3,593.55
Interest Adjustments	(62.43)	Trustee Fee	0.00
Deferred Interest	0.00	CREFC® Intellectual Property Royalty License Fee	268.18
ARD Interest	0.00	Operating Advisor Fee	1,239.55
Net Prepayment Interest Excess / (Shortfall)	0.00	Asset Representations Reviewer Fee	0.00
Extension Interest	0.00
Interest Reserve Withdrawal	153,794.95
Total Interest Collected	2,185,161.95	Total Fees	7,456.41

Principal		Expenses/Reimbursements
Scheduled Principal	751,204.81	Reimbursement for Interest on Advances	90.10
Unscheduled Principal Collections		ASER Amount	0.00
Principal Prepayments	12,630,422.08	Special Servicing Fees (Monthly)	27,991.79
Collection of Principal after Maturity Date	0.00	Special Servicing Fees (Liquidation)	0.00
Recoveries From Liquidations and Insurance Proceeds	0.00	Special Servicing Fees (Work Out)	0.00
Excess of Prior Principal Amounts Paid	0.00	Legal Fees	0.00
Curtailments	0.00	Rating Agency Expenses	0.00
Negative Amortization	0.00	Taxes Imposed on Trust Fund	0.00
Principal Adjustments	19,044.54	Non-Recoverable Advances	0.00
		Workout Delayed Reimbursement Amounts	0.00
		Other Expenses	0.00
Total Principal Collected	13,400,671.43	Total Expenses/Reimbursements	28,081.89

		Interest Reserve Deposit	0.00

Other		Payments to Certificateholders and Others
Prepayment Penalties / Yield Maintenance	0.00	Interest Distribution	2,149,623.68
Gain on Sale / Excess Liquidation Proceeds	0.00	Principal Distribution	13,400,671.43
Borrower Option Extension Fees	0.00	Prepayment Penalties / Yield Maintenance	0.00
Net SWAP Counterparty Payments Received	0.00	Borrower Option Extension Fees	0.00
		Net SWAP Counterparty Payments Paid	0.00
Total Other Collected	0.00	Total Payments to Certificateholders and Others	15,550,295.11
Total Funds Collected	15,585,833.38	Total Funds Distributed	15,585,833.41

© 2021 Computershare. All rights reserved. Confidential.			Page 6 of 26

	Bond / Collateral Reconciliation - Balances

	Collateral Reconciliation		Certificate Reconciliation
		Total		Total
Beginning Scheduled Collateral Balance	689,593,887.74	689,593,887.74	Beginning Certificate Balance	689,593,887.74
(-) Scheduled Principal Collections	751,204.81	751,204.81	(-) Principal Distributions	13,400,671.43
(-) Unscheduled Principal Collections	12,630,422.08	12,630,422.08	(-) Realized Losses	0.00
(-) Principal Adjustments (Cash)	19,044.54	19,044.54	Realized Loss and Realized Loss Adjustments on Collateral	0.00
(-) Principal Adjustments (Non-Cash)	0.00	0.00	Current Period NRA¹	0.00
(-) Realized Losses from Collateral	0.00	0.00	Current Period WODRA¹	0.00
(-) Other Adjustments²	0.00	0.00	Principal Used to Pay Interest	0.00
			Non-Cash Principal Adjustments	0.00
Ending Scheduled Collateral Balance	676,193,216.31	676,193,216.31	Certificate Other Adjustments**	0.00
Beginning Actual Collateral Balance	689,686,902.64	689,686,902.64	Ending Certificate Balance	676,193,216.31
Ending Actual Collateral Balance	676,339,668.64	676,339,668.64

	NRA/WODRA Reconciliation		Under / Over Collateralization Reconciliation
	Non-Recoverable Advances (NRA) from	Workout Delayed Reimbursement of Advances
	Principal	(WODRA) from Principal	Beginning UC / (OC)	0.00
Beginning Cumulative Advances	10,666,225.96	0.00	UC / (OC) Change	0.00
Current Period Advances	0.00	0.00	Ending UC / (OC)	0.00
Ending Cumulative Advances	10,666,225.96	0.00	Net WAC Rate	4.18%
			UC / (OC) Interest	0.00
(1)	Current Period NRA and WODRA displayed will represent the portion applied as Realized Losses to the bonds.
(2)	Other Adjustments value will represent miscellaneous items that may impact the Scheduled Balance of the collateral.
**	A negative value for Certificate Other Adjustments represents the payback of prior Principal Shortfalls, if any.

© 2021 Computershare. All rights reserved. Confidential.				Page 7 of 26

			Current Mortgage Loan and Property Stratification

		Scheduled Balance							Debt Service Coverage Ratio¹
Scheduled	# Of	Scheduled	% Of			Weighted Avg	Debt Service Coverage	# Of	Scheduled	% Of			Weighted Avg
				WAM²	WAC						WAM²	WAC
Balance	Loans	Balance	Agg. Bal.			DSCR¹	Ratio	Loans	Balance	Agg. Bal.			DSCR¹
Defeased	3	133,285,442.32	19.71%	4	4.1639	NAP	Defeased	3	133,285,442.32	19.71%	4	4.1639	NAP
7,499,999 or less	3	13,411,590.89	1.98%	3	4.7850	1.781754	1.18 or less	6	121,211,973.62	17.93%	4	3.7815	(0.196260)
7,500,000 to 14,999,999	5	53,473,033.89	7.91%	3	3.9486	1.372151	1.19 to 1.39	3	24,763,063.41	3.66%	4	4.5978	1.296361
15,000,000 to 24,999,999	6	116,517,784.16	17.23%	2	4.5323	2.155417	1.40 to 1.44	0	0.00	0.00%	0	0.0000	0.000000
25,000,000 to 49,999,999	7	242,987,166.14	35.93%	4	3.9740	2.114065	1.45 to 1.54	0	0.00	0.00%	0	0.0000	0.000000
50,000,000 to 74,999,999	2	116,518,198.91	17.23%	4	4.3741	2.551407	1.55 to 1.99	2	79,718,198.91	11.79%	5	4.5213	1.631088
75,000,000 or greater	0	0.00	0.00%	0	0.0000	0.000000	2.00 to 2.49	5	110,726,951.73	16.38%	2	4.5438	2.228889
Totals	26	676,193,216.31	100.00%	4	4.1907	2.125781	2.50 to 2.87	2	50,152,646.91	7.42%	5	3.8469	2.716701
							2.88 or greater	5	156,334,939.41	23.12%	3	4.1577	4.080992
							Totals	26	676,193,216.31	100.00%	4	4.1907	2.125781
(1)

Debt Service Coverage Ratios are updated periodically as new NOI figures become available from borrowers on an asset level. In all cases the most current DSCR provided by the Servicer is used. To the extent that no DSCR is provided by the Servicer, information from the offering document is used. The debt service coverage ratio information was provided to the Certificate Administrator by the Master Servicer and the Certificate Administrator has not independently confirmed the accuracy of such information.

(2)	Anticipated Remaining Term and WAM are each calculated based upon the term from the current month to the earlier of the Anticipated Repayment Date, if applicable, and the Maturity Date.
(3)

Data in this table was calculated by allocating pro-rata the current loan information to the properties based upon the Cut Off Date Balance of each property as disclosed in the offering document. The Scheduled Balance Totals reflect the aggregate balances of all pooled loans as reported in the

CREFC Loan Periodic Update File. To the extent that the Scheduled Balance Total figure for the "State" and "Property" stratification tables is not equal to the sum of the scheduled balance figures for each state or property, the difference is explained by loans that have been modified into a split loan structure. The "State" and "Property" stratification tables do not include the balance of the subordinate note (sometimes called the B-piece or a "hope note") of a loan that has been modified into a split-loan structure. Rather, the scheduled balance for each state or property only reflects the balance of the senior note (sometimes called the A-piece) of a loan that has been modified into a split-loan structure.

© 2021 Computershare. All rights reserved. Confidential.													Page 8 of 26

			Current Mortgage Loan and Property Stratification

			State³
									Property Type³

	# Of	Scheduled	% Of			Weighted Avg
State				WAM²	WAC			# Of	Scheduled	% Of			Weighted Avg
	Properties	Balance	Agg. Bal.			DSCR¹	Property Type				WAM²	WAC
								Properties	Balance	Agg. Bal.			DSCR¹

Defeased	3	133,285,442.32	19.71%	4	4.1639	NAP
							Defeased	3	133,285,442.32	19.71%	4	4.1639	NAP
Arizona	3	74,689,975.30	11.05%	4	4.7252	2.106662
							Lodging	5	139,487,224.66	20.63%	2	4.7081	2.238778
California	4	170,200,000.00	25.17%	4	4.0521	0.828978
							Mixed Use	1	84,000,000.00	12.42%	5	3.3940	(0.590000)
Florida	6	8,299,163.99	1.23%	5	3.7200	2.700000
							Office	2	33,796,618.87	5.00%	4	4.2410	1.700757
Georgia	3	2,808,929.54	0.42%	5	3.7200	2.700000
							Retail	6	210,904,270.39	31.19%	4	4.2350	3.111264
Idaho	1	1,550,576.73	0.23%	5	3.7200	2.700000
							Self Storage	27	74,719,660.06	11.05%	5	4.0201	2.449288
Illinois	1	5,596,618.87	0.83%	4	4.7500	2.410000
							Totals	44	676,193,216.31	100.00%	4	4.1907	2.125781
Iowa	1	756,204.42	0.11%	5	3.7200	2.700000

Maryland	2	3,151,248.73	0.47%	5	3.7200	2.700000

Minnesota	1	1,328,724.90	0.20%	5	3.7200	2.700000

Missouri	2	37,211,973.62	5.50%	1	4.6563	0.692544

Nevada	4	55,939,901.45	8.27%	4	3.7415	5.649594

New Jersey	3	5,629,786.46	0.83%	5	3.7200	2.700000

New York	3	68,925,677.35	10.19%	4	4.1864	2.341801

South Carolina	2	2,099,242.11	0.31%	5	3.7200	2.700000

Tennessee	1	65,000,000.00	9.61%	4	4.0920	3.250000

Texas	3	24,763,063.41	3.66%	4	4.5978	1.296361

Virginia	1	14,956,687.10	2.21%	(1)	4.2290	2.120000

Totals	44	676,193,216.31	100.00%	4	4.1907	2.125781

Note: Please refer to footnotes on the next page of the report.

© 2021 Computershare. All rights reserved. Confidential.													Page 9 of 26

				Current Mortgage Loan and Property Stratification

			Note Rate							Seasoning
		# Of	Scheduled	% Of			Weighted Avg		# Of	Scheduled	% Of			Weighted Avg
	Note Rate				WAM²	WAC		Seasoning				WAM²	WAC
		Loans	Balance	Agg. Bal.			DSCR¹		Loans	Balance	Agg. Bal.			DSCR¹
	Defeased	3	133,285,442.32	19.71%	4	4.1639	NAP	Defeased	3	133,285,442.32	19.71%	4	4.1639	NAP
	4.4999% or less	13	344,482,979.77	50.94%	4	3.8640	2.290337	12 months or less	0	0.00	0.00%	0	0.0000	0.000000
	4.5000% to 4.7499%	5	125,678,263.92	18.59%	3	4.6756	1.542827	13 months to 24 months	0	0.00	0.00%	0	0.0000	0.000000
	4.7500% or greater	5	72,746,530.30	10.76%	2	4.9487	2.426340	25 months to 36 months	0	0.00	0.00%	0	0.0000	0.000000
	Totals	26	676,193,216.31	100.00%	4	4.1907	2.125781	37 months to 48 months	0	0.00	0.00%	0	0.0000	0.000000
								49 months or greater	23	542,907,773.99	80.29%	4	4.1972	2.135519
								Totals	26	676,193,216.31	100.00%	4	4.1907	2.125781
(1)

Debt Service Coverage Ratios are updated periodically as new NOI figures become available from borrowers on an asset level. In all cases the most current DSCR provided by the Servicer is used. To the extent that no DSCR is provided by the Servicer, information from the offering document is used. The debt service coverage ratio information was provided to the Certificate Administrator by the Master Servicer and the Certificate Administrator has not independently confirmed the accuracy of such information.

(2)	Anticipated Remaining Term and WAM are each calculated based upon the term from the current month to the earlier of the Anticipated Repayment Date, if applicable, and the Maturity Date.
(3)

Data in this table was calculated by allocating pro-rata the current loan information to the properties based upon the Cut Off Date Balance of each property as disclosed in the offering document. The Scheduled Balance Totals reflect the aggregate balances of all pooled loans as reported in the

CREFC Loan Periodic Update File. To the extent that the Scheduled Balance Total figure for the "State" and "Property" stratification tables is not equal to the sum of the scheduled balance figures for each state or property, the difference is explained by loans that have been modified into a split loan structure. The "State" and "Property" stratification tables do not include the balance of the subordinate note (sometimes called the B-piece or a "hope note") of a loan that has been modified into a split-loan structure. Rather, the scheduled balance for each state or property only reflects the

	balance of the senior note (sometimes called the A-piece) of a loan that has been modified into a split-loan structure.

© 2021 Computershare. All rights reserved. Confidential.														Page 10 of 26

				Current Mortgage Loan and Property Stratification

		Anticipated Remaining Term (ARD and Balloon Loans)							Remaining Amortization Term (ARD and Balloon Loans)
	Anticipated	# Of	Scheduled	% Of			Weighted Avg	Remaining	# Of	Scheduled	% Of			Weighted Avg
					WAM²	WAC						WAM²	WAC
	Remaining Term	Loans	Balance	Agg. Bal.			DSCR¹	Amortization Term	Loans	Balance	Agg. Bal.			DSCR¹
	Defeased	3	133,285,442.32	19.71%	4	4.1639	NAP	Defeased	3	133,285,442.32	19.71%	4	4.1639	NAP
	80 months or less	23	542,907,773.99	80.29%	4	4.1972	2.135519	Interest Only	11	300,156,687.10	44.39%	4	4.0182	2.278977
	81 to 110 months	0	0.00	0.00%	0	0.0000	0.000000	120 months or less	0	0.00	0.00%	0	0.0000	0.000000
	111 to 117 months	0	0.00	0.00%	0	0.0000	0.000000	121 months or more	12	242,751,086.89	35.90%	4	4.4185	1.958136
	118 months or greater	0	0.00	0.00%	0	0.0000	0.000000	Totals	26	676,193,216.31	100.00%	4	4.1907	2.125781
	Totals	26	676,193,216.31	100.00%	4	4.1907	2.125781
(1)

Debt Service Coverage Ratios are updated periodically as new NOI figures become available from borrowers on an asset level. In all cases the most current DSCR provided by the Servicer is used. To the extent that no DSCR is provided by the Servicer, information from the offering document is used. The debt service coverage ratio information was provided to the Certificate Administrator by the Master Servicer and the Certificate Administrator has not independently confirmed the accuracy of such information.

(2)	Anticipated Remaining Term and WAM are each calculated based upon the term from the current month to the earlier of the Anticipated Repayment Date, if applicable, and the Maturity Date.
(3)

Data in this table was calculated by allocating pro-rata the current loan information to the properties based upon the Cut Off Date Balance of each property as disclosed in the offering document. The Scheduled Balance Totals reflect the aggregate balances of all pooled loans as reported in the

CREFC Loan Periodic Update File. To the extent that the Scheduled Balance Total figure for the "State" and "Property" stratification tables is not equal to the sum of the scheduled balance figures for each state or property, the difference is explained by loans that have been modified into a split loan structure. The "State" and "Property" stratification tables do not include the balance of the subordinate note (sometimes called the B-piece or a "hope note") of a loan that has been modified into a split-loan structure. Rather, the scheduled balance for each state or property only reflects the

	balance of the senior note (sometimes called the A-piece) of a loan that has been modified into a split-loan structure.

© 2021 Computershare. All rights reserved. Confidential.														Page 11 of 26

				Current Mortgage Loan and Property Stratification

			Age of Most Recent NOI						Remaining Stated Term (Fully Amortizing Loans)
	Age of Most	# Of	Scheduled	% Of			Weighted Avg	Age of Most	# Of	Scheduled	% Of	Weighted Avg
					WAM²	WAC					WAM²	WAC
	Recent NOI	Loans	Balance	Agg. Bal.			DSCR¹	Recent NOI	Loans	Balance	Agg. Bal.	DSCR¹
	Defeased	3	133,285,442.32	19.71%	4	4.1639	NAP			No outstanding loans in this group
Underwriter's Information		0	0.00	0.00%	0	0.0000	0.000000
	12 months or less	21	501,889,550.50	74.22%	4	4.1884	2.125790
	13 months to 24 months	2	41,018,223.49	6.07%	4	4.3053	2.254560
	25 months or greater	0	0.00	0.00%	0	0.0000	0.000000
	Totals	26	676,193,216.31	100.00%	4	4.1907	2.125781
(1)

Debt Service Coverage Ratios are updated periodically as new NOI figures become available from borrowers on an asset level. In all cases the most current DSCR provided by the Servicer is used. To the extent that no DSCR is provided by the Servicer, information from the offering document is used. The debt service coverage ratio information was provided to the Certificate Administrator by the Master Servicer and the Certificate Administrator has not independently confirmed the accuracy of such information.

(2)	Anticipated Remaining Term and WAM are each calculated based upon the term from the current month to the earlier of the Anticipated Repayment Date, if applicable, and the Maturity Date.
(3)

Data in this table was calculated by allocating pro-rata the current loan information to the properties based upon the Cut Off Date Balance of each property as disclosed in the offering document. The Scheduled Balance Totals reflect the aggregate balances of all pooled loans as reported in the

CREFC Loan Periodic Update File. To the extent that the Scheduled Balance Total figure for the "State" and "Property" stratification tables is not equal to the sum of the scheduled balance figures for each state or property, the difference is explained by loans that have been modified into a split loan structure. The "State" and "Property" stratification tables do not include the balance of the subordinate note (sometimes called the B-piece or a "hope note") of a loan that has been modified into a split-loan structure. Rather, the scheduled balance for each state or property only reflects the

	balance of the senior note (sometimes called the A-piece) of a loan that has been modified into a split-loan structure.

© 2021 Computershare. All rights reserved. Confidential.												Page 12 of 26

						Mortgage Loan Detail (Part 1)

					Interest						Original	Adjusted	Beginning	Ending	Paid
		Prop			Accrual	Gross	Scheduled	Scheduled	Principal Anticipated Maturity			Maturity	Scheduled	Scheduled	Through
Pros ID	Loan ID	Type	City	State	Type	Rate	Interest	Principal	Adjustments Repay Date		Date	Date	Balance	Balance	Date
1	30311278	MU	San Francisco	CA	Actual/360	3.394%	0.00	0.00	0.00	N/A	08/01/26	--	32,892,473.10	32,892,473.10	09/01/23
1A	30311279				Actual/360	3.394%	0.00	0.00	0.00	N/A	08/01/26	--	9,107,526.90	9,107,526.90	09/01/23
1B	30311280				Actual/360	3.394%	0.00	0.00	0.00	N/A	08/01/26	--	32,892,473.10	32,892,473.10	09/01/23
1C	30311281				Actual/360	3.394%	0.00	0.00	0.00	N/A	08/01/26	--	9,107,526.90	9,107,526.90	09/01/23
2	30311282	OF	Oakland	CA	Actual/360	4.140%	267,260.00	0.00	0.00	N/A	07/01/26	--	83,000,000.00	83,000,000.00	03/01/26
3	30311284	RT	Nashville	TN	Actual/360	4.092%	206,873.33	0.00	0.00	N/A	07/01/26	--	65,000,000.00	65,000,000.00	03/01/26
5	30311289	RT	Yuma	AZ	Actual/360	4.730%	190,027.30	135,249.27	0.00	N/A	08/01/26	--	51,653,448.18	51,518,198.91	03/01/26
6	30311290	RT	Las Vegas	NV	Actual/360	3.744%	22,771.84	0.00	0.00	N/A	07/01/26	--	7,820,000.00	7,820,000.00	03/01/26
6A	30311291				Actual/360	3.744%	122,828.16	0.00	0.00	N/A	07/01/26	--	42,180,000.00	42,180,000.00	03/01/26
7	30311293	SS	Various	Various	Actual/360	3.720%	97,040.45	138,709.45	0.00	08/06/26	08/06/36	--	33,539,324.77	33,400,615.32	03/06/26
8	30311294	OF	Oakland	CA	Actual/360	4.140%	136,850.00	0.00	0.00	N/A	07/01/26	--	42,500,000.00	42,500,000.00	03/01/26
9	30311295	LO	New York	NY	Actual/360	4.235%	116,914.08	72,635.91	0.00	N/A	07/06/26	--	35,494,240.53	35,421,604.62	03/06/26
10	30311297	LO	Marina del Rey	CA	Actual/360	5.090%	150,437.78	0.00	0.00	N/A	04/06/26	--	38,000,000.00	38,000,000.00	03/06/26
11	30311298	LO	Kansas City	MO	Actual/360	4.710%	90,974.56	103,139.43	0.00	N/A	02/06/26	--	24,833,820.06	24,730,680.63	02/06/26
12	30311299	OF	San Francisco	CA	Actual/360	4.140%	90,804.00	0.00	0.00	N/A	07/01/26	--	28,200,000.00	28,200,000.00	03/01/26
13	30297237	LO	Phoenix	AZ	Actual/360	4.800%	79,861.57	56,551.42	0.00	N/A	05/06/26	--	21,391,490.83	21,334,939.41	03/06/26
15	30311300	SS	Long Island City	NY	Actual/360	4.100%	53,569.27	46,694.39	0.00	N/A	08/06/26	--	16,798,725.98	16,752,031.59	03/06/26
16	30311301	SS	Long Island City	NY	Actual/360	4.170%	54,483.67	46,624.40	0.00	N/A	07/06/26	--	16,798,665.54	16,752,041.14	03/06/26
17	30311302	LO	Napa	CA	Actual/360	4.720%	73,422.22	0.00	0.00	N/A	05/06/26	--	20,000,000.00	20,000,000.00	03/06/26
18	30311303	RT	Dallas	TX	Actual/360	4.500%	59,450.89	37,878.29	0.00	N/A	07/01/26	--	16,985,969.68	16,948,091.39	03/01/26
20	30311305	RT	Kansas City	MO	Actual/360	4.550%	44,287.87	33,333.43	0.00	N/A	08/06/26	--	12,514,626.42	12,481,292.99	03/06/26
21	30311306	RT	Williamsburg	VA	Actual/360	4.229%	49,275.90	43,312.90	19,044.54	N/A	02/06/26	02/06/29	15,000,000.00	14,956,687.10	12/06/25
22	30311307	OF	Goleta	CA	Actual/360	4.740%	46,564.16	12,630,422.08	0.00	N/A	05/06/26	--	12,630,422.08	0.00	03/06/26
24	30311308	RT	Boca Raton	FL	Actual/360	4.550%	27,625.40	20,792.35	0.00	N/A	08/06/26	--	7,806,234.67	7,785,442.32	03/06/26
28	30311312	OF	Naperville	IL	Actual/360	4.750%	20,730.86	14,741.16	0.00	N/A	07/06/26	--	5,611,360.03	5,596,618.87	03/06/26
30	30311313	SS	Mesquite	TX	Actual/360	4.810%	16,199.67	11,377.00	0.00	N/A	06/01/26	--	4,330,177.26	4,318,800.26	03/01/26
32	30311315	SS	Desoto	TX	Actual/360	4.810%	13,114.02	9,209.95	0.00	N/A	06/01/26	--	3,505,381.71	3,496,171.76	03/01/26
Totals							2,031,367.00	13,400,671.43	19,044.54				689,593,887.74	676,193,216.31
1 Property Type Codes
HC - Health Care		MU - Mixed Use		WH - Warehouse		MF - Multi-Family
SS - Self Storage		LO - Lodging		RT - Retail		SF - Single Family Rental
98 - Other		IN - Industrial		OF - Office		MH - Mobile Home Park
SE - Securities		CH - Cooperative Housing		ZZ - Missing Information/Undefined

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					Mortgage Loan Detail (Part 2)

			Most Recent Most Recent Appraisal							Cumulative	Current
	Most Recent	Most Recent	NOI Start	NOI End	Reduction	Appraisal	Cumulative	Current P&I	Cumulative P&I	Servicer	NRA/WODRA
Pros ID	Fiscal NOI	NOI	Date	Date	Date	Reduction Amount	ASER	Advances	Advances	Advances	from Principal	Defease Status
1	(16,543,101.03)	(9,598,896.51)	01/01/25	09/30/25	11/06/25	25,943,893.87	560,722.15	0.00	0.00	0.00	0.00
1A	(16,543,101.03)	(9,598,896.51)	01/01/25	09/30/25	11/06/25	7,183,549.58	155,257.14	0.00	0.00	0.00	0.00
1B	(16,543,101.03)	(9,598,896.51)	01/01/25	09/30/25	11/06/25	25,943,893.87	560,722.15	0.00	0.00	0.00	0.00
1C	(16,543,101.03)	(9,598,896.51)	01/01/25	09/30/25	11/06/25	7,183,549.58	155,257.14	0.00	0.00	0.00	0.00
2	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00	Full Defeasance
3	49,662,837.44	52,093,603.81	01/01/25	09/30/25	--	0.00	0.00	0.00	0.00	0.00	0.00
5	6,301,524.38	6,801,177.37	01/01/25	12/31/25	--	0.00	0.00	0.00	0.00	0.00	0.00
6	78,029,697.00	75,489,578.67	01/01/25	09/30/25	--	0.00	0.00	0.00	0.00	0.00	0.00
6A	78,029,697.00	75,489,578.67	01/01/25	09/30/25	--	0.00	0.00	0.00	0.00	0.00	0.00
7	15,937,517.59	15,954,762.97	01/01/25	12/31/25	--	0.00	0.00	0.00	0.00	0.00	0.00
8	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00	Full Defeasance
9	9,932,642.43	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
10	4,903,805.79	5,296,431.57	01/01/25	09/30/25	--	0.00	0.00	0.00	0.00	0.00	0.00
11	6,424,341.09	5,643,568.02	10/01/24	09/30/25	--	0.00	0.00	194,017.41	194,017.41	0.00	0.00
12	3,025,241.70	2,017,082.68	01/01/25	12/31/25	--	0.00	0.00	0.00	0.00	0.00	0.00
13	6,646,657.56	7,222,997.10	01/01/25	12/31/25	--	0.00	0.00	0.00	0.00	0.00	0.00
15	3,281,295.74	3,315,568.92	01/01/25	12/31/25	--	0.00	0.00	0.00	0.00	0.00	0.00
16	2,607,759.96	2,638,950.88	01/01/25	12/31/25	--	0.00	0.00	0.00	0.00	0.00	0.00
17	3,359,911.62	3,280,507.58	01/01/25	12/31/25	--	0.00	0.00	0.00	0.00	0.00	0.00
18	1,569,523.00	1,591,422.72	01/01/25	12/31/25	--	0.00	0.00	0.00	0.00	0.00	0.00
20	588,544.61	482,509.67	01/01/25	12/31/25	--	0.00	0.00	0.00	0.00	0.00	0.00
21	18,786,597.15	17,985,928.87	01/01/25	09/30/25	--	0.00	0.00	73,470.19	182,668.35	0.00	0.00
22	1,435,750.45	1,333,463.71	01/01/25	09/30/25	--	0.00	0.00	0.00	0.00	0.00	0.00
24	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00	Full Defeasance
28	1,049,226.89	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
30	509,672.54	465,734.16	01/01/25	12/31/25	--	0.00	0.00	0.00	0.00	0.00	0.00
32	360,679.68	342,295.87	01/01/25	12/31/25	--	0.00	0.00	0.00	0.00	0.00	0.00
Totals	226,270,519.50	239,049,577.20				66,254,886.90	1,431,958.58	267,487.60	376,685.76	0.00	0.00

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		Principal Prepayment Detail
			Unscheduled Principal	Prepayment Penalties
Pros ID	Loan Number	Amount	Prepayment / Liquidation Code	Prepayment Premium Amount	Yield Maintenance Amount
22	30311307	12,630,422.08	Payoff Prior to Maturity	0.00	0.00
Totals		12,630,422.08		0.00	0.00
Note: Principal Prepayment Amount listed here may include Principal Adjustment Amounts on the loan in addition to the Unscheduled Principal Amount.

© 2021 Computershare. All rights reserved. Confidential.					Page 15 of 26

								Historical Detail

						Delinquencies¹								Prepayments			Rate and Maturities
		30-59 Days		60-89 Days		90 Days or More		Foreclosure		REO		Modifications		Curtailments		Payoff	Next Weighted Avg.
Distribution
	#	Balance	#	Balance	#	Balance	#	Balance	#	Balance	#	Balance	#	Amount	#	Amount	Coupon	Remit	WAM¹
Date
03/12/26	1	14,956,687.10	0	0.00	4	84,000,000.00	0	0.00	4	84,000,000.00	1	14,956,687.10	0	0.00	1	12,630,422.08	4.190652%	4.176307%	4
02/12/26	1	15,000,000.00	0	0.00	4	84,000,000.00	1	24,833,820.06	4	84,000,000.00	0	0.00	0	0.00	1	16,062,357.72	4.200927%	4.186569%	5
01/12/26	1	15,000,000.00	0	0.00	4	84,000,000.00	1	24,926,834.96	4	84,000,000.00	0	0.00	0	0.00	0	0.00	4.233456%	4.219063%	6
12/12/25	0	0.00	0	0.00	4	84,000,000.00	1	25,019,474.13	4	84,000,000.00	0	0.00	0	0.00	0	0.00	4.233690%	4.219297%	7
11/13/25	0	0.00	0	0.00	4	84,000,000.00	5	109,115,011.70	0	0.00	0	0.00	0	0.00	0	0.00	4.233937%	4.219543%	8
10/10/25	0	0.00	0	0.00	4	84,000,000.00	5	109,206,890.74	0	0.00	0	0.00	0	0.00	1	6,247,404.11	4.234167%	4.219774%	9
09/12/25	0	0.00	0	0.00	4	84,000,000.00	5	109,301,695.57	0	0.00	0	0.00	0	0.00	0	0.00	4.239236%	4.224836%	9
08/12/25	0	0.00	0	0.00	4	84,000,000.00	5	109,392,820.51	0	0.00	0	0.00	0	0.00	0	0.00	4.239466%	4.225066%	10
07/11/25	0	0.00	0	0.00	4	84,000,000.00	5	109,483,577.36	0	0.00	0	0.00	0	0.00	0	0.00	4.239695%	4.225294%	11
06/12/25	0	0.00	0	0.00	4	84,000,000.00	5	109,577,300.45	0	0.00	0	0.00	0	0.00	0	0.00	4.239937%	4.225536%	12
05/12/25	0	0.00	0	0.00	4	84,000,000.00	5	109,667,312.10	0	0.00	0	0.00	0	0.00	0	0.00	4.240162%	4.225761%	13
04/11/25	0	0.00	0	0.00	4	84,000,000.00	5	109,760,316.85	0	0.00	0	0.00	0	0.00	0	0.00	4.240401%	4.226000%	14
Note: Foreclosure and REO Totals are included in the delinquencies aging categories.

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					Delinquency Loan Detail
		Paid		Mortgage			Outstanding		Servicing	Resolution
		Through	Months	Loan	Current P&I	Outstanding P&I	Servicer	Actual Principal	Transfer	Strategy	Bankruptcy	Foreclosure
Pros ID	Loan ID	Date	Delinquent	Status¹	Advances	Advances	Advances	Balance	Date	Code²	Date	Date	REO Date
1	30311278	09/01/23	29	6	0.00	0.00	0.00	32,892,473.10	06/21/23	7			11/12/25
1A	30311279	09/01/23	29	6	0.00	0.00	0.00	9,107,526.90	06/21/23	7			11/12/25
1B	30311280	09/01/23	29	6	0.00	0.00	0.00	32,892,473.10	06/21/23	7			11/12/25
1C	30311281	09/01/23	29	6	0.00	0.00	0.00	9,107,526.90	06/21/23	7			11/12/25
11	30311298	02/06/26	0	5	194,017.41	194,017.41	0.00	24,833,820.06	12/11/25	98
21	30311306	12/06/25	1	1	73,470.19	182,668.35	0.00	15,000,000.00	12/04/25	1
Totals					267,487.60	376,685.76	0.00	123,833,820.06
1 Mortgage Loan Status							2 Resolution Strategy Code
A - Payment Not Received But Still in Grace Period 0 - Current				4 - Performing Matured Balloon			1 - Modification		6 - DPO		10 - Deed in Lieu of Foreclosures
B - Late Payment But Less Than 30 days			1 - 30-59 Days Delinquent	5 - Non Performing Matured Balloon			2 - Foreclosure		7 - REO		11- Full Payoff
Delinquent							3 - Bankruptcy		8 - Resolved		12 - Reps and Warranties
			2 - 60-89 Days Delinquent	6 - 121+ Days Delinquent
							4 - Extension		9 - Pending Return to Master Servicer		13 -	TBD
			3 - 90-120 Days Delinquent
							5 - Note Sale		98 - Other

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				Collateral Stratification and Historical Detail
Maturity Dates and Loan Status¹

		Total	Performing	Non-Performing		REO/Foreclosure

Past Maturity		24,730,681	0		24,730,681	0
0 - 6 Months		603,105,233	519,105,233		0	84,000,000
7 - 12 Months		0	0		0	0
13 - 24 Months		0	0		0	0
25 - 36 Months		14,956,687	0		14,956,687	0
37 - 48 Months		0	0		0	0
49 - 60 Months		0	0		0	0
> 60 Months		33,400,615	33,400,615		0	0

Historical Delinquency Information

	Total	Current	30-59 Days	60-89 Days	90+ Days	REO/Foreclosure

Mar-26	676,193,216	577,236,529	14,956,687	0	0	84,000,000
Feb-26	689,593,888	590,593,888	15,000,000	0	0	84,000,000
Jan-26	723,111,330	624,111,330	15,000,000	0	0	84,000,000
Dec-25	723,845,392	639,845,392	0	0	0	84,000,000
Nov-25	724,613,779	640,613,779	0	0	0	84,000,000
Oct-25	725,342,086	641,342,086	0	0	0	84,000,000
Sep-25	732,352,329	648,352,329	0	0	0	84,000,000
Aug-25	733,086,829	649,086,829	0	0	0	84,000,000
Jul-25	733,818,513	649,818,513	0	0	0	84,000,000
Jun-25	734,585,819	650,585,819	0	0	0	84,000,000
May-25	735,311,756	651,311,756	0	0	0	84,000,000
Apr-25	736,073,521	652,073,521	0	0	0	84,000,000
(1) Maturity dates used in this chart are based on the dates provided by the Master Servicer in the Loan Periodic File.

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			Specially Serviced Loan Detail - Part 1
		Ending Scheduled				Net Operating				Remaining
Pros ID	Loan ID	Balance	Actual Balance	Appraisal Value	Appraisal Date	Income	DSCR	DSCR Date	Maturity Date	Amort Term
1	30311278	32,892,473.10	32,892,473.10	195,000,000.00	07/03/25	(11,398,582.31)	(0.59000)	09/30/25	08/01/26	I/O
1A	30311279	9,107,526.90	9,107,526.90	195,000,000.00	07/03/25	(11,398,582.31)	(0.59000)	09/30/25	08/01/26	I/O
1B	30311280	32,892,473.10	32,892,473.10	195,000,000.00	07/03/25	(11,398,582.31)	(0.59000)	09/30/25	08/01/26	I/O
1C	30311281	9,107,526.90	9,107,526.90	195,000,000.00	07/03/25	(11,398,582.31)	(0.59000)	09/30/25	08/01/26	I/O
11	30311298	24,730,680.63	24,833,820.06	75,500,000.00	10/20/20	4,733,145.02	0.82000	09/30/25	02/06/26	244
12	30311299	28,200,000.00	28,200,000.00	50,780,000.00	06/09/16	1,848,647.68	1.56000	12/31/25	07/01/26	I/O
21	30311306	14,956,687.10	15,000,000.00	167,000,000.00	12/31/26	16,837,731.87	2.12000	09/30/25	02/06/26	I/O
Totals		151,887,367.73	152,033,820.06	1,073,280,000.00		(22,174,804.67)

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					Specially Serviced Loan Detail - Part 2
				Servicing
		Property		Transfer	Resolution
Pros ID	Loan ID	Type¹	State	Date	Strategy Code²	Special Servicing Comments
1	30311278	MU	CA	06/21/23	7
	Please refer to Servicer Reports for comments as they are too lengthy to include for this cycle.

1A	30311279	Various	Various	06/21/23	7
	Please refer to Servicer Reports for comments as they are too lengthy to include for this cycle.

1B	30311280	Various	Various	06/21/23	7
	Please refer to Servicer Reports for comments as they are too lengthy to include for this cycle.

1C	30311281	Various	Various	06/21/23	7
	Please refer to Servicer Reports for comments as they are too lengthy to include for this cycle.

11	30311298	LO	MO	12/11/25	98

3/6/2026 - The loan transferred into special servicing effective 12/11/2025 due to Imminent Monetary Default (Balloon/Maturity). The subject is a 371-room lodging facility located in Kansas City, MO and built in 1972 and renovated in 2006. The

Borrower ha s signed a PNA and been engaged with the special servicer. That said, the Borrower had previously marketed the hotel for sale, but due to concerns over exit pricing they have determined they would like to effectuate a transfer of the asset to the Lender. The special servicer is currently working with counsel to seek the appointment of a receiver. As of TTM Dec 2025 the property achieved a 50.6% Occ, $188.80 ADR, and $95.51 RevPAR (a 71.9 index). On a trailing three-

	month basis ion 2025, the property''s Re vPAR was 98.91, a 69.3 index against the comp set.

12	30311299	OF	CA	02/09/26	1

3/4/26: Loan transferred to Special Servicing on 2/10/26 due to imminent maturity default after the borrower informed the Master Servicer of its inability to payoff the loan on the 7/1/26 maturity date. The loan is secured by a 64,554 sf office building i n San Francisco, CA. The largest tenant is Swinerton that occupies 34,952 sf who plans to vacate upon its 9/30/26 lease expiration which will decrease occupancy to 11%. The borrower reports to be working on several new lease

	opportunities and plans to pro pose terms for a loan modification to allow time to re-tenant the building.

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Specially Serviced Loan Detail - Part 2

Servicing
		Property		Transfer	Resolution
Pros ID	Loan ID	Type¹	State	Date	Strategy Code²		Special Servicing Comments
21	30311306	RT	VA	12/04/25	1

3/2/26: Loan transferred to special servicing on 12/8/25 due to imminent default after the borrower provided notice of its inability to payoff the loan on the 2/6/26 maturity date. The borrower executed a PNA and requested a loan modification to allow additional time to payoff the debt. A modification closed that extended the maturity date to 2/6/29, payments were adjusted to amortizing, and the loan is in a cash trap. The borrower funded all costs & expenses to close the transaction with new equity. The loan is secured by a 10-building outlet shopping center, containing 517,000 sf that was constructed in 1988 and renovated in 2005. The property includes national tenants Nike, Polo Ralph Lauren, Michael Kors, Coach, and a

Food Lion grocer.

1 Property Type Codes						2 Resolution Strategy Code
HC - Health Care			MU - Mixed Use		WH - Warehouse	1 - Modification	6 - DPO	10 - Deed in Lieu of Foreclosures
MF - Multi-Family			SS - Self Storage		LO - Lodging	2 - Foreclosure	7 - REO	11- Full Payoff
RT - Retail			SF - Single Family Rental		98 - Other	3 - Bankruptcy	8 - Resolved	12 - Reps and Warranties
IN - Industrial			OF - Office		MH - Mobile Home Park	4 - Extension	9 - Pending Return to Master Servicer	13 - TBD
SE - Securities			CH - Cooperative Housing		ZZ - Missing Information/Undefined	5 - Note Sale	98 - Other

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				Modified Loan Detail
		Pre-Modification		Post-Modification				Modification	Modification
						Modification	Modification Booking	Closing	Effective
		Balance	Rate	Balance	Rate
Pros ID	Loan Number					Code¹	Date	Date	Date
9	30311295	38,600,000.00	4.23500%	38,600,000.00 4.23500%		8	03/14/21	03/04/21	03/14/21
11	30311298	29,013,705.65	4.71000%	29,013,705.65 4.71000%		8	06/16/21	04/29/21	06/16/21
17	30311302	0.00	4.72000%	0.00	4.72000%	8	05/28/20	06/06/20	05/28/20
21	30311306	0.00	4.22900%	0.00	4.22900%	8	01/30/26	02/06/26	02/09/26
Totals		67,613,705.65		67,613,705.65
1 Modification Codes
1 - Maturity Date Extension		5 - Temporary Rate Reduction	8 - Other
2 - Amortization Change		6 - Capitalization on Interest	9 - Combination
3 - Principal Write-Off		7 - Capitalization on Taxes	10 - Forbearance
Note: Please refer to Servicer Reports for modification comments.

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				Historical Liquidated Loan Detail

		Loan		Gross Sales					Current		Loss to Loan	Percent of
		Beginning	Most Recent	Proceeds or	Fees,	Net Proceeds	Net Proceeds		Period	Cumulative	with	Original
	Loan	Scheduled	Appraised	Other	Advances,	Received on	Available for	Realized Loss	Adjustment to	Adjustment to	Cumulative	Loan
Pros ID¹	Number Dist.Date	Balance	Value or BPO	Proceeds	and Expenses	Liquidation	Distribution	to Loan	Loan	Loan	Adjustment	Balance
31	30311314 10/13/22	4,418,070.57	4,800,000.00	6,007,955.76	1,754,637.59	6,007,955.76	4,253,318.17	164,752.40	0.00	22,482.07	142,270.33	2.73%
Current Period Totals		0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
Cumulative Totals		4,418,070.57	4,800,000.00	6,007,955.76	1,754,637.59	6,007,955.76	4,253,318.17	164,752.40	0.00	22,482.07	142,270.33

Note: Fees, Advances and Expenses also include outstanding P & I advances and unpaid fees (servicing, trustee, etc.).

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				Historical Bond / Collateral Loss Reconciliation Detail
			Certificate	Reimb of Prior
			Interest Paid	Realized Losses		Loss Covered by					Total Loss
			from Collateral	from Collateral	Aggregate	Credit	Loss Applied to	Loss Applied to	Non-Cash	Realized Losses	Applied to
	Loan	Distribution	Principal	Interest	Realized Loss to	Support/Deal	Certificate	Certificate	Principal	from	Certificate
Pros ID	Number	Date	Collections	Collections	Loan	Structure	Interest Payment	Balance	Adjustment	NRA/WODRA	Balance
31	30311314	04/12/23	0.00	0.00	142,270.33	0.00	0.00	(22,482.07)	0.00	0.00	142,270.33
		10/13/22	0.00	0.00	164,752.40	0.00	0.00	164,752.40	0.00	0.00
Current Period Totals			0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
Cumulative Totals			0.00	0.00	142,270.33	0.00	0.00	142,270.33	0.00	0.00	142,270.33

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			Interest Shortfall Detail - Collateral Level

			Special Servicing Fees									Modified
		Deferred						Non-		Reimbursement of	Other	Interest
	Interest	Interest						Recoverable	Interest on	Advances from	Shortfalls /	Reduction /
Pros ID	Adjustments	Collected	Monthly	Liquidation	Work Out	ASER	PPIS / (PPIE)	Interest	Advances	Interest	(Refunds)	(Excess)
1	0.00	0.00	6,395.76	0.00	0.00	0.00	0.00	86,828.82	0.00	0.00	0.00	0.00
1A	0.00	0.00	1,770.91	0.00	0.00	0.00	0.00	24,041.85	0.00	0.00	0.00	0.00
1B	0.00	0.00	6,395.76	0.00	0.00	0.00	0.00	86,828.82	0.00	0.00	0.00	0.00
1C	0.00	0.00	1,770.91	0.00	0.00	0.00	0.00	24,041.85	0.00	0.00	0.00	0.00
11	0.00	0.00	4,828.80	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
12	0.00	0.00	3,916.67	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
17	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	90.10	0.00	0.00	0.00
21	0.00	0.00	2,912.98	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
Total	0.00	0.00	27,991.79	0.00	0.00	0.00	0.00	221,741.33	90.10	0.00	0.00	0.00
Note: Interest Adjustments listed for each loan do not include amounts that were used to adjust the Weighted Average Net Rate of the mortgage loans.									Collateral Shortfall Total		249,823.22

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Supplemental Notes
None

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